Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,635,422	$ 145,923	$ 19,556
Accounts receivable, net	224,382	341,900	148,824
Inventories, net	692,139	682,900	666,285
Prepaid expenses	90,152	33,719	37,664
Total current assets	2,642,095	1,204,442	872,329
PROPERTY AND EQUIPMENT
Machinery and equipment	2,359,518	2,355,968	2,355,968
Leasehold improvements	553,596	553,596	553,596
Furniture and fixtures	148,303	148,303	148,303
Vehicles	19,674	19,674	19,674
Gross fixed assets	3,081,091	3,077,541	3,077,541
Less: Accumulated depreciation	(3,046,019)	(3,035,584)	(3,015,315)
Net Property and Equipment	35,072	41,957	62,226
Patents, net			188,260
TOTAL ASSETS	2,677,167	1,246,399	1,122,815
CURRENT LIABILITIES
10% senior secured convertible notes		51,250	780,833
Accounts payable	252,320	410,316	709,395
Customer advances	26,783	6,387	36,292
Accrued employee compensation	159,698	171,205	711,015
Accrued professional services	58,620	62,000	54,000
Accrued claims for liquidated damages	629,000
Accrued warranty expense	25,000	25,000	25,000
Other accrued liabilities	8,860	912	912
Total current liabilities	1,160,281	727,070	2,317,447
STOCKHOLDERS' EQUITY
Common Stock, $0.01 par value - Authorized - 50,000,000 shares; Issued and Outstanding - 4,079,134 shares at December 31, 2012, 1,251,339 shares at June 30, 2012 and 971,013 shares at June 30, 2011	40,791	12,513	9,710
Additional paid-in capital	41,243,072	39,009,215	38,259,029
Accumulated deficit	(39,766,977)	(38,502,399)	(39,463,371)
Total stockholders' equity (deficit)	1,516,886	519,329	(1,194,632)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,677,167	$ 1,246,399	$ 1,122,815